Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning balance	₩ 121,424	₩ 119,098
Increase	7,885	10,445
Utilization	(3,685)	(4,037)
Reversal	(3,296)	(3,595)
Changes in consolidation scope	(351)
Other	(1,917)	(487)
Ending balance	120,060	121,424
Current	50,016	38,255
Non-current	70,044	83,169
Provision for restoration [Member]
Disclosure of other provisions [line items]
Beginning balance	120,024	115,089
Increase	6,475	8,041
Utilization	(3,555)	(2,397)
Reversal	(1,053)	(714)
Changes in consolidation scope	(351)
Other	(1,917)	5
Ending balance	119,623	120,024
Current	49,579	37,073
Non-current	70,044	82,951
Emission allowance [Member]
Disclosure of other provisions [line items]
Beginning balance	1,182	2,186
Increase	1,410	2,404
Utilization	(130)	(635)
Reversal	(2,025)	(2,773)
Ending balance	437	1,182
Current	437	1,182
Other provisions [Member]
Disclosure of other provisions [line items]
Beginning balance	218	1,823
Utilization		(1,005)
Reversal	₩ (218)	(108)
Other		(492)
Ending balance		218
Non-current		₩ 218